Right-of-use Assets and Operating Lease Liabilities (Details Narrative)		12 Months Ended
	Feb. 01, 2022 USD ($)	Dec. 31, 2021 USD ($) area	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Incremental borrowing rate		10.00%
Lease expiration date		Jun. 18, 2020
Other commitment		$ 9,000	$ 3,000
Operating Lease, Right-of-Use Asset		228,000
Liabilities Subject to Compromise, Early Contract Termination Fees		150,000
Rent paid		$ 17,000
Increase in rent for office space	$ 17,500
Period of Sub-Lease		2 years 2 months
Office space | area		17,290
Lease commitment		$ 179,000	$ 303,000
Lessor [Member]
Lessee, Lease, Description [Line Items]
Other commitment		210,730
Other Commitment		150,000
Utilities perating expense maintenance		900,000
Operating Lease, Right-of-Use Asset		2,300,000
Operating Lease, Liability		$ 2,400,000